SALE-LEASEBACK TRANSACTION - OPERATING LEASE (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017
Rent expense	$ 110,420	$ 132,504
Sale-Leaseback Arrangement [Member] | Land and Building [Member]
Lease terms	Twenty years.
Gain realized	$ 500,000